SCHEDULE OF OUTSTANDING SHARE PURCHASE WARRANTS EXPIRE (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares		Dec. 31, 2025 $ / shares shares	Jul. 11, 2025 $ / shares	Jul. 11, 2025 $ / shares	Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares shares		Mar. 09, 2025 shares	Jan. 09, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Sep. 30, 2024 shares	Sep. 26, 2024 $ / shares	Aug. 31, 2024 shares	Jul. 31, 2024 shares
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life in Years	2 years 2 months 26 days		1 year 9 months 29 days
Warrants, Exercise Price | (per share)	$ 15.96	[1]	$ 28.86	[2]	$ 21.87	$ 8.409	$ 11.50	$ 8.80	$ 12.00	$ 41.50			$ 36.81	$ 52.92	$ 13.15	$ 18.90		$ 22.54
Number of warrants outstanding	4,750,865		2,095,224		4,750,865					2,095,224		66,667					115,739		185,181	185,181
Warrants Expire One [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Apr. 15, 2026		Apr. 03, 2025		Apr. 15, 2026					Apr. 03, 2025
Weighted Average Remaining Contractual Life in Years	3 months 14 days		3 days
Warrants, Exercise Price | (per share)	$ 7.88	[1]	$ 22.54	[2]	$ 10.80					$ 32.40
Number of warrants outstanding	46,296		117		46,296					117
Warrants Expire Two [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Apr. 17, 2026		Apr. 20, 2025		Apr. 17, 2026					Apr. 20, 2025
Weighted Average Remaining Contractual Life in Years	3 months 14 days		18 days
Warrants, Exercise Price | (per share)	$ 19.70	[1]	$ 22.54	[2]	$ 27.00					$ 32.40
Number of warrants outstanding	3,348		194		3,348					194
Warrants Expire Three [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Apr. 29, 2026		Jun. 02, 2025		Apr. 29, 2026					Jun. 02, 2025
Weighted Average Remaining Contractual Life in Years	3 months 29 days		2 months 1 day
Warrants, Exercise Price | (per share)	$ 19.70	[1]	$ 22.54	[2]	$ 27.00					$ 32.40
Number of warrants outstanding	6,618		1,149		6,618					1,149
Warrants Expire Four [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	May 16, 2026		Jun. 16, 2025		May 16, 2026					Jun. 16, 2025
Weighted Average Remaining Contractual Life in Years	4 months 13 days		2 months 15 days
Warrants, Exercise Price | (per share)	$ 19.70	[1]	$ 22.54	[2]	$ 27.00					$ 32.40
Number of warrants outstanding	1,702		1,017		1,702					1,017
Warrants Expire Five [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Jul. 06, 2026		Jul. 10, 2025		Jul. 06, 2026					Jul. 10, 2025
Weighted Average Remaining Contractual Life in Years	6 months 3 days		3 months 10 days
Warrants, Exercise Price | (per share)	$ 40.38	[1]	$ 22.54	[2]	$ 55.35					$ 32.40
Number of warrants outstanding	29,227		98		29,227					98
Warrants Expire Six [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Jul. 06, 2026		Aug. 15, 2025		Jul. 06, 2026					Aug. 15, 2025
Weighted Average Remaining Contractual Life in Years	6 months 3 days		4 months 17 days
Warrants, Exercise Price | (per share)	$ 50.23	[1]	$ 22.54	[2]	$ 68.85					$ 32.40
Number of warrants outstanding	294,694		8,279		294,694					8,279
Warrants Expire Seven [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Aug. 15, 2026		Aug. 15, 2025		Aug. 15, 2026					Aug. 15, 2025
Weighted Average Remaining Contractual Life in Years	7 months 13 days		4 months 17 days
Warrants, Exercise Price | (per share)	$ 19.70	[1]	$ 15.02	[2]	$ 27.00					$ 21.60
Number of warrants outstanding	45,496		42,663		45,496					42,663
Warrants Expire Eight [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Aug. 17, 2026		Aug. 15, 2025		Aug. 17, 2026					Aug. 15, 2025
Weighted Average Remaining Contractual Life in Years	7 months 17 days		4 months 17 days	[3]
Warrants, Exercise Price | (per share)	$ 29.55	[1]	$ 18.78	[2],[3]	$ 40.50					$ 27.00	[3]
Number of warrants outstanding	126,853		360,098	[3]	126,853					360,098	[3]
Warrants Expire Nine [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Aug. 30, 2026		Aug. 25, 2025		Aug. 30, 2026					Aug. 25, 2025
Weighted Average Remaining Contractual Life in Years	7 months 28 days		4 months 24 days
Warrants, Exercise Price | (per share)	$ 29.55	[1]	$ 22.54	[2]	$ 40.50					$ 32.40
Number of warrants outstanding	43,062		184		43,062					184
Warrants Expire Ten [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Sep. 17, 2026		Apr. 15, 2026		Sep. 17, 2026					Apr. 15, 2026
Weighted Average Remaining Contractual Life in Years	8 months 15 days		1 year 14 days
Warrants, Exercise Price | (per share)	$ 29.55	[1]	$ 7.51	[2]	$ 40.50					$ 10.80
Number of warrants outstanding	12,494		46,296		12,494					46,296
Warrants Expire Eleven [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Dec. 22, 2026		Apr. 17, 2026		Dec. 22, 2026					Apr. 17, 2026
Weighted Average Remaining Contractual Life in Years	11 months 23 days		1 year 18 days
Warrants, Exercise Price | (per share)	$ 23.64	[1]	$ 18.78	[2]	$ 32.40					$ 27.00
Number of warrants outstanding	809		3,348		809					3,348
Warrants Expire Twelve [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Jan. 08, 2027		Apr. 29, 2026		Jan. 08, 2027					Apr. 29, 2026
Weighted Average Remaining Contractual Life in Years	1 year 7 days		1 year 29 days
Warrants, Exercise Price | (per share)	$ 29.55	[1]	$ 18.78	[2]	$ 40.50					$ 27.00
Number of warrants outstanding	28		6,618		28					6,618
Warrants Expire Thirteen [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Jun. 20, 2027		May 16, 2026		Jun. 20, 2027					May 16, 2026
Weighted Average Remaining Contractual Life in Years	1 year 5 months 19 days		1 year 1 month 17 days
Warrants, Exercise Price | (per share)	$ 29.55	[1]	$ 18.78	[2]	$ 40.50					$ 27.00
Number of warrants outstanding	255,185		1,702		255,185					1,702
Warrants Expire Fourteen [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Sep. 26, 2027		Jul. 06, 2026		Sep. 26, 2027					Jul. 06, 2026
Weighted Average Remaining Contractual Life in Years	1 year 8 months 26 days		1 year 3 months 7 days
Warrants, Exercise Price | (per share)	$ 15.76	[1]	$ 38.50	[2]	$ 21.60					$ 55.35
Number of warrants outstanding	10,562		29,227		10,562					29,227
Warrants Expire Fifteen [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Sep. 26, 2027		Jul. 06, 2026	[4]	Sep. 26, 2027					Jul. 06, 2026	[4]
Weighted Average Remaining Contractual Life in Years	1 year 8 months 26 days		1 year 3 months 7 days	[4]
Warrants, Exercise Price | (per share)	$ 23.64	[1]	$ 47.89	[2],[4]	$ 32.40					$ 68.85	[4]
Number of warrants outstanding	114,354		294,694	[4]	114,354					294,694	[4]
Warrants Expire Sixteen [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Nov. 08, 2027		Aug. 17, 2026		Nov. 08, 2027					Aug. 17, 2026
Weighted Average Remaining Contractual Life in Years	1 year 10 months 6 days		1 year 4 months 17 days
Warrants, Exercise Price | (per share)	$ 9.85	[1]	$ 28.17	[2]	$ 13.50					$ 40.50
Number of warrants outstanding	14,444		126,853		14,444					126,853
Warrants Expire Seventeen [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Nov. 08, 2027		Aug. 30, 2026		Nov. 08, 2027					Aug. 30, 2026
Weighted Average Remaining Contractual Life in Years	1 year 10 months 6 days		1 year 5 months 1 day
Warrants, Exercise Price | (per share)	$ 13.79	[1]	$ 28.17	[2]	$ 18.90					$ 40.50
Number of warrants outstanding	85,699		43,062		85,699					43,062
Warrants Expire Eighteen [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Nov. 15, 2027		Sep. 17, 2026		Nov. 15, 2027					Sep. 17, 2026
Weighted Average Remaining Contractual Life in Years	1 year 10 months 13 days		1 year 5 months 19 days
Warrants, Exercise Price | (per share)	$ 9.85	[1]	$ 28.17	[2]	$ 13.50					$ 40.50
Number of warrants outstanding	2,229		12,494		2,229					12,494
Warrants Expire Nineteen [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Nov. 15, 2027		Dec. 22, 2026		Nov. 15, 2027					Dec. 22, 2026
Weighted Average Remaining Contractual Life in Years	1 year 10 months 13 days		1 year 8 months 23 days
Warrants, Exercise Price | (per share)	$ 13.79	[1]	$ 22.54	[2]	$ 18.90					$ 32.40
Number of warrants outstanding	15,290		809		15,290					809
Warrants Expire Twenty [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Dec. 09, 2027		Jan. 08, 2027		Dec. 09, 2027					Jan. 08, 2027
Weighted Average Remaining Contractual Life in Years	1 year 11 months 8 days		1 year 9 months 10 days
Warrants, Exercise Price | (per share)	$ 9.85	[1]	$ 28.17	[2]	$ 13.50					$ 40.50
Number of warrants outstanding	3,707		28		3,707					28
Warrants Expire Twenty One [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Dec. 09, 2027		Jun. 20, 2027		Dec. 09, 2027					Jun. 20, 2027
Weighted Average Remaining Contractual Life in Years	1 year 11 months 8 days		2 years 2 months 19 days
Warrants, Exercise Price | (per share)	$ 13.79	[1]	$ 28.17	[2]	$ 18.90					$ 40.50
Number of warrants outstanding	28,519		255,185		28,519					255,185
Warrants Expire Twenty Two [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Jan. 09, 2028		Sep. 26, 2027		Jan. 09, 2028					Sep. 26, 2027
Weighted Average Remaining Contractual Life in Years	2 years 7 days		2 years 5 months 26 days
Warrants, Exercise Price | (per share)	$ 38.61	[1]	$ 15.02	[2]	$ 52.92					$ 21.60
Number of warrants outstanding	235,906		10,562		235,906					10,562
Warrants Expire Twenty Three [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Jan. 09, 2028		Sep. 26, 2027		Jan. 09, 2028					Sep. 26, 2027
Weighted Average Remaining Contractual Life in Years	2 years 7 days		2 years 5 months 26 days
Warrants, Exercise Price | (per share)	$ 30.93	[1]	$ 22.54	[2]	$ 42.39					$ 32.40
Number of warrants outstanding	26,420		114,354		26,420					114,354
Warrants Expire Twenty Four [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Feb. 25, 2028		Nov. 08, 2027		Feb. 25, 2028					Nov. 08, 2027
Weighted Average Remaining Contractual Life in Years	2 years 1 month 24 days		2 years 7 months 9 days
Warrants, Exercise Price | (per share)	$ 38.61	[1]	$ 9.39	[2]	$ 52.92					$ 13.50
Number of warrants outstanding	257,312		14,444		257,312					14,444
Warrants Expire Twenty Five [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Mar. 09, 2028		Nov. 08, 2027		Mar. 09, 2028					Nov. 08, 2027
Weighted Average Remaining Contractual Life in Years	2 years 2 months 8 days		2 years 7 months 9 days
Warrants, Exercise Price | (per share)	$ 13.79	[1]	$ 13.15	[2]	$ 18.90					$ 18.90
Number of warrants outstanding	66,667		85,699		66,667					85,699
Warrants Expire Twenty Six [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Apr. 28, 2028		Nov. 15, 2027		Apr. 28, 2028					Nov. 15, 2027
Weighted Average Remaining Contractual Life in Years	2 years 3 months 29 days		2 years 7 months 17 days
Warrants, Exercise Price | (per share)	$ 10.94	[1]	$ 9.39	[2]	$ 15.00					$ 13.50
Number of warrants outstanding	458,333		2,229		458,333					2,229
Warrants Expire Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Apr. 28, 2028		Nov. 15, 2027		Apr. 28, 2028					Nov. 15, 2027
Weighted Average Remaining Contractual Life in Years	2 years 3 months 29 days		2 years 7 months 17 days
Warrants, Exercise Price | (per share)	$ 8.76	[1]	$ 13.15	[2]	$ 12.00					$ 18.90
Number of warrants outstanding	70,334		15,290		70,334					15,290
Warrants Expire Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Jul. 11, 2028		Dec. 09, 2027		Jul. 11, 2028					Dec. 09, 2027
Weighted Average Remaining Contractual Life in Years	2 years 6 months 10 days		2 years 8 months 8 days
Warrants, Exercise Price | (per share)	$ 8.39	[1]	$ 9.39	[2]	$ 11.50					$ 13.50
Number of warrants outstanding	614,153		3,707		614,153					3,707
Warrants Expire Twenty Nine [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Nov. 06, 2028		Dec. 09, 2027		Nov. 06, 2028					Dec. 09, 2027
Weighted Average Remaining Contractual Life in Years	2 years 10 months 6 days		2 years 8 months 8 days
Warrants, Exercise Price | (per share)	$ 4.38	[1]	$ 13.15	[2]	$ 6.00					$ 18.90
Number of warrants outstanding	186,667		28,519		186,667					28,519
Warrants Expire Thirty [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Nov. 06, 2028		Jan. 09, 2028		Nov. 06, 2028					Jan. 09, 2028
Weighted Average Remaining Contractual Life in Years	2 years 10 months 6 days		2 years 9 months 10 days
Warrants, Exercise Price | (per share)	$ 5.11	[1]	$ 36.81	[2]	$ 7.00					$ 52.92
Number of warrants outstanding	1,236,667		235,906		1,236,667					235,906
Warrants Expire Thirty One [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Dec. 18, 2028		Jan. 09, 2028		Dec. 18, 2028					Jan. 09, 2028
Weighted Average Remaining Contractual Life in Years	2 years 11 months 19 days		2 years 9 months 10 days
Warrants, Exercise Price | (per share)	$ 2.22	[1]	$ 29.49	[2]	$ 3.04					$ 42.39
Number of warrants outstanding	23,026		26,420		23,026					26,420
Warrants Expire Thirty Two [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date	Dec. 18, 2028		Feb. 25, 2028		Dec. 18, 2028					Feb. 25, 2028
Weighted Average Remaining Contractual Life in Years	2 years 11 months 19 days		2 years 10 months 28 days
Warrants, Exercise Price | (per share)	$ 5.11	[1]	$ 36.81	[2]	$ 7.00					$ 52.92
Number of warrants outstanding	434,764		257,312		434,764					257,312
Warrants Expire Thirty Three [Member]
Class of Warrant or Right [Line Items]
Warrants expiry date			Mar. 09, 2028							Mar. 09, 2028
Weighted Average Remaining Contractual Life in Years			2 years 11 months 8 days
Warrants, Exercise Price | (per share)			$ 13.15	[2]						$ 18.90
Number of warrants outstanding			66,667							66,667

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.
[3]	Warrants expiring August 15, 2025:
[4]	Warrants expiring July 6, 2026